Cash Distributions and Earnings Per Unit - Distributions for all quarters (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Feb. 29, 2024
Cash Distribution And Earnings Per Unit
Authorized Quarterly Cash Distribution for three months ended	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Date of record of Common and General Partnership unit Unitholders	Aug. 11, 2025	May 09, 2025	Feb. 10, 2025	May 10, 2024	Feb. 12, 2024
Payment of Distribution	Aug. 14, 2025	May 14, 2025	Feb. 13, 2025	May 14, 2024	Feb. 14, 2024
$/ Unit	$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Amount of declared distribution	$ 1,481	$ 1,493	$ 1,511	$ 1,540	$ 1,540